UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SilverPepper Commodity Strategies Global Macro Fund
Advisor Class (SPCAX)
Institutional (SPCIX)

SilverPepper Merger Arbitrage Fund
Advisor Class (SPABX)
Institutional Class (SPAIX)

SEMI-ANNUAL REPORT
December 31, 2013

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of the Investment Managers Series Trust

Table of Contents
SilverPepper Commodity Strategies Global Macro Fund
Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	5
Consolidated Statement of Changes in Net Assets	6
Consolidated Financial Highlights	7
SilverPepper Merger Arbitrage Fund
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Statement of Cash Flows	15
Financial Highlights	16
Notes to Financial Statements	18
Supplemental Information	29
Expense Example	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the SilverPepper Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number
of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - 0.0%
	CALL OPTIONS - 0.0%
	NYMEX Crude Oil Futures
1	Exercise Price: $99, Expiration Date: January 15, 2014	$990

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,523)	990

Principal
Amount
	SHORT-TERM INVESTMENTS - 91.6%
$3,472,240	UMB Money Market Fiduciary, 0.01%1	3,472,240
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,472,240)	3,472,240

	TOTAL INVESTMENTS - 91.6%
	(Cost $3,473,763)	3,473,230
	Other Assets in Excess of Liabilities - 8.4%	318,260
	TOTAL NET ASSETS - 100.0%	$3,791,490

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2013	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2014	1	$21,353	$21,100	$(253)
CME Live Cattle	June 2014	1	51,634	51,770	136
CME Live Cattle	August 2014	1	51,004	51,170	166
Currency Futures
CME Euro	March 2014	1	172,041	172,350	309
CME Mexican Peso	March 2014	5	193,016	189,812	(3,204)
Index Futures
CBOE Volatility Index	January 2014	1	15,353	13,950	(1,403)
			504,401	500,152	(4,249)

Short Contracts	Expiration Date	Number of Contracts	Value at Trade Date	Value at December 31, 2013	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Soybean	March 2014	(3)	$(197,602)	$(193,875)	$3,727
NYMEX WTI Crude	February 2014	(1)	(97,807)	(98,420)	(613)
Currency Futures
CME Japanese Yen	March 2014	(1)	(121,753)	(118,787)	2,966
			(417,162)	(411,082)	6,080

TOTAL FUTURES CONTRACTS			$87,239	$89,070	$1,831

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Short-Term Investments	91.6%
Purchased Options Contracts	0.0%
Total Investments	91.6%
Other Assets in Excess of Liabilities	8.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $3,472,240)	$3,472,240
Purchased options contracts, at value (cost $1,523)	990
Segregated cash at Broker	316,014
Receivables:
Variation margin	1,857
Interest	29
Prepaid offering costs	42,370
Prepaid expenses	30,285
Total assets	3,863,785

Liabilities:
Payables:
Shareholder servicing fees - Advisor Class (Note 7)	40
Offering costs - related parties	21,194
Offering costs - Advisor	20,085
Administration fees	8,245
Fund accounting fees	6,697
Transfer agent fees and expenses	6,125
Auditing fees	4,182
Custody fees	3,878
Chief Compliance Officer fees	1,454
Accrued other expenses	395
Total liabilities	72,295

Net Assets	$3,791,490

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,783,602
Accumulated net investment loss	(10,974)
Accumulated net realized gain on purchased options contracts, written options contracts and futures contracts	17,564
Net unrealized appreciation (depreciation) on:
Purchased options contracts	(533)
Futures contracts	1,831
Net Assets	$3,791,490

Advisor Class:
Net assets applicable to shares outstanding	$100,274
Shares of beneficial interest issued and outstanding	10,010
Redemption price	$10.02

Institutional Class:
Net assets applicable to shares outstanding	$3,691,216
Shares of beneficial interest issued and outstanding	368,338
Redemption price	$10.02

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period October 31, 2013* through December 31, 2013 (Unaudited)

Investment Income:
Interest	$49
Total investment income	49

Expenses:
Administration fees	9,860
Advisory fees	8,476
Offering costs	8,389
Fund accounting fees	6,697
Transfer agent fees and expenses	6,361
Registration fees	5,612
Auditing fees	4,182
Custody fees	3,878
Chief Compliance Officer fees	2,033
Legal fees	1,254
Miscellaneous	843
Shareholder reporting fees	650
Trustees' fees and expenses	548
Shareholder servicing fees - Advisor Class (Note 7)	40
Total expenses	58,823
Advisory fees waived	(8,476)
Other expenses absorbed	(39,324)
Net expenses	11,023
Net investment loss	(10,974)

Realized and Unrealized Gain (Loss) on Purchased Options Contracts, Written Options Contracts and Futures Contracts:
Net realized gain (loss) on:
Purchased options contracts	(4,279)
Written options contracts	1,493
Futures contracts	20,350
Net realized gain	17,564
Net change in unrealized appreciation/depreciation on:
Purchased options contracts	(533)
Futures contracts	1,831
Net change unrealized appreciation/depreciation	1,298
Net realized and unrealized gain on purchased options contracts, written options contracts and
futures contracts	18,862

Net Increase in Net Assets from Operations	$7,888

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 31, 2013*
through
December 31, 2013
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(10,974)
Net realized gain on purchased options contracts, written options
contracts and futures contracts	17,564
Net change in unrealized appreciation/depreciation on purchased options
contracts and futures contracts	1,298
Net increase in net assets resulting from operations	7,888

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	100,100
Institutional Class	3,683,502
Net increase in net assets from capital transactions	3,783,602

Total increase in net assets	3,791,490

Net Assets:
Beginning of period	-
End of period	$3,791,490

Accumulated net investment loss	$(10,974)

Capital Share Transactions:
Shares sold:
Advisor Class	10,010
Institutional Class	368,338
Net increase in capital share transactions	378,348

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 31, 2013*
	through
	December 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.04)
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.02

Net asset value, end of period	$10.02

Total return2	0.20%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.89%	4
After fees waived and expenses absorbed	2.24%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.88)%	4
After fees waived and expenses absorbed	(2.23)%	4
Portfolio turnover rate	-%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Commodity Strategies Global Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 31, 2013*
	through
	December 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.02

Net asset value, end of period	$10.02

Total return2	0.20%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.64%	4
After fees waived and expenses absorbed	1.99%	4
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(10.63)%	4
After fees waived and expenses absorbed	(1.98)%	4
Portfolio turnover rate	-%

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had fees not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 68.4%
	COMMUNICATIONS – 3.5%
3,640	Valassis Communications, Inc.	$124,670

	ENERGY – 2.3%
1,982	LinnCo LLC	61,066
103	Pioneer Natural Resources Co.	18,959
84	PVR Partners LP	2,254
		82,279
	FINANCIALS – 11.4%
10,836	Lender Processing Services, Inc.	405,050

	HEALTH CARE – 27.5%
5,413	Given Imaging Ltd.*	162,823
5,460	Hi-Tech Pharmacal Co., Inc.*	236,909
7,654	Santarus, Inc.*	244,622
6,793	ViroPharma, Inc.*	338,631
		982,985
	INDUSTRIALS – 7.4%
5,632	Coleman Cable, Inc.	147,671
18,171	Vitran Corp., Inc.*	117,748
		265,419
	TECHNOLOGY – 12.0%
35,500	LSI Corp.	391,210
2,731	Xyratex Ltd.	36,295
		427,505
	UTILITIES – 4.3%
2,559	UNS Energy Corp.	153,156

	TOTAL COMMON STOCKS (Cost $2,392,463)	2,441,064

Principal Amount
	SHORT-TERM INVESTMENTS – 27.3%
$975,953	UMB Money Market Fiduciary, 0.01%1	975,953

	TOTAL SHORT-TERM INVESTMENTS (Cost $975,953)	975,953

	TOTAL INVESTMENTS – 95.7% (Cost $3,368,416)	3,417,017

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

	Other Assets in Excess of Liabilities – 4.3%	$154,583

	TOTAL NET ASSETS – 100.0%	$3,571,600

Number of Shares		Value

	SECURITIES SOLD SHORT – (5.2)%
	COMMON STOCKS – (5.2)%
	FINANCIALS – (2.8)%
(3,114)	Fidelity National Financial, Inc. - Class A	(101,049)

	ENERGY – (2.4)%
(1,985)	LinnCo LLC	(61,158)
(111)	Pioneer Natural Resources Co.	(20,432)
(84)	Regency Energy Partners LP	(2,206)
		(83,796)
	TOTAL SECURITIES SOLD SHORT (Proceeds $173,745)	$(184,845)

LP – Limited Partnership

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
SUMMARY OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Security Type/Industry	Percent of Total Net Assets

Common Stocks
Health Care	27.5%
Technology	12.0%
Financials	11.4%
Industrials	7.4%
Utilities	4.3%
Communications	3.5%
Energy	2.3%
Total Common Stocks	68.4%
Short-Term Investments	27.3%
Total Investments	95.7%
Other Assets in Excess of Liabilities	4.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $3,368,416)	$3,417,017
Cash deposited with brokers for securities sold short	169,884
Receivables:
Investment securities sold	228,197
Dividends and interest	1,131
Prepaid expenses	29,877
Prepaid offering costs	24,189
Total assets	3,870,295

Liabilities:
Securities sold short, at value (proceeds $173,745)	184,845
Payables:
Investment securities purchased	60,459
Offering costs - Advisor	28,344
Fund accounting fees	6,697
Transfer agent fees and expenses	6,125
Administration fees	4,234
Auditing fees	4,033
Custody fees	2,267
Chief Compliance Officer fees	1,454
Shareholder Servicing fees (Note 7)	39
Accrued other expenses	198
Total liabilities	298,695

Net Assets	$3,571,600

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,533,603
Accumulated net investment loss	(9,127)
Accumulated net realized gain on investments and securities sold short	9,623
Net unrealized appreciation (depreciation) on:
Investments	48,601
Securities sold short	(11,100)
Net Assets	$3,571,600

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$101,146
Shares of beneficial interest issued and outstanding	10,010
Redemption price	10.10

Institutional Class Shares:
Net assets applicable to shares outstanding	$3,470,454
Shares of beneficial interest issued and outstanding	343,341
Redemption price	$10.11

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF OPERATIONS
For the Period October 31, 2013* through December 31, 2013 (Unaudited)

Investment Income:
Dividends	$2,978
Interest	13
Total investment income	2,991

Expenses:
Advisory fees	7,719
Fund accounting fees	6,697
Transfer agent fees and expenses	6,361
Administration fees	5,849
Registration fees	5,612
Offering costs	5,367
Auditing fees	4,033
Custody fees	2,267
Chief Compliance Officer fees	2,033
Legal fees	1,254
Dividends on securities sold short	1,007
Interest expense	822
Shareholder reporting fees	650
Trustees' fees and expenses	548
Miscellaneous	446
Shareholder Servicing fees (Note 7)	40
Insurance fees	16
Total expenses	50,721
Advisory fees waived	(7,719)
Other expenses absorbed	(30,884)
Net expenses	12,118
Net investment loss	(9,127)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain on:
Investments	5,704
Securities sold short	3,919
Net realized gain	9,623
Net change in unrealized appreciation/depreciation on:
Investments	48,601
Securities sold short	(11,100)
Net change in unrealized appreciation/depreciation	37,501
Net realized and unrealized gain on investments and securities sold short	47,124

Net Increase in Net Assets from Operations	$37,997

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
October 31, 2013*
through
December 31, 2013
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(9,127)
Net realized gain on investments and securities sold short	9,623
Net change in unrealized appreciation/depreciation on investments
and securities sold short	37,501
Net increase in net assets resulting from operations	37,997

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	100,100
Institutional Class	3,433,503
Net increase in net assets from capital transactions	3,533,603

Total increase in net assets	3,571,600

Net Assets:
Beginning of period	-
End of period	$3,571,600

Accumulated net investment loss	$(9,127)

Capital Share Transactions:
Shares sold:
Advisor Class	10,010
Institutional Class	343,341
Net increase in capital share transactions	353,351

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
STATEMENT OF CASH FLOWS
For the Period October 31, 2013* through December 31, 2013 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$37,997
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(7,190,133)
Proceeds from sale of investment securities	4,803,374
Proceeds from short sale	1,877,248
Closed short transactions	(1,699,584)
Purchase of short-term investment, net	(975,953)
Increase in deposits with brokers for short sales	(169,884)
Increase in receivables for securities sold	(228,197)
Increase in dividends and interest receivables	(1,131)
Increase in other assets	(54,066)
Increase in payables for securities purchased	60,459
Increase in accrued expenses	53,391
Net realized gain on investments	(9,623)
Net change in unrealized appreciation/depreciation on securities	(37,501)
Net cash used for operating activities	(3,533,603)
Cash flows provided by (used for) financing activities:
Proceeds from sale of shares	3,533,603
Net cash provided by financing activities	3,533,603

Net Increase (Decrease) in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

*	Commencement of operations.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Advisor Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 31, 2013*
	through
	December 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments	0.13
Total from investment operations	0.10

Net asset value, end of period	$10.10

Total return2	1.00%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	10.06%	4
After fees waived and expenses absorbed	2.59%	4
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	9.71%	4
After fees waived and expenses absorbed	2.24%	4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(9.48%)	4
After fees waived and expenses absorbed	(2.01%)	4
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(9.13%)	4
After fees waived and expenses absorbed	(1.66%)	4

Portfolio turnover rate	440%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Merger Arbitrage Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period
	October 31, 2013*
	through
	December 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss1	(0.03)
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.11

Net asset value, end of period	$10.11

Total return3	1.10%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,470

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	9.81%	4
After fees waived and expenses absorbed	2.34%	4
Ratio of expenses to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	9.46%	4
After fees waived and expenses absorbed	1.99%	4

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(9.23%)	4
After fees waived and expenses absorbed	(1.76%)	4
Ratio of net investment loss to average net assets (excluding interest expense and dividends on securities sold short):
Before fees waived and expenses absorbed	(8.88%)	4
After fees waived and expenses absorbed	(1.41%)	4

Portfolio turnover rate	440%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
SilverPepper Commodity Strategies Global Macro Fund (“Commodity Strategies Global Macro” or ‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage” or “Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market.  The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary
The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The consolidated Schedules of Investments, Statement of Assets and Liabilities, Statements of Operations, Statement of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary.  All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.  The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions.  The inception date of the Subsidiary was October 31, 2013.  As of December 31, 2013, total assets of the Fund were $3,863,785, of which $78,580, or approximately 2%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

(c) Futures Contracts
The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Subsidiary.  The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.   The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(d) Futures Options
The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bear the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Transactions in written futures options contracts for the Commodity Strategies Global Macro Fund for the period October 31, 2013 (commencement of operations) through December 31, 2013 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at October 31, 2013 (commencement of operations)	-	$-
Options written	2	1,493
Options closed	-	-
Options expired	(2)	(1,493)
Outstanding at December 31, 2013	-	$-

The Merger Arbitrage Fund did not enter into any transactions in written futures options contracts for the period October 31, 2013 (commencement of operations) through December 31, 2013.

(e) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(f) Money Market Investments
The Commodity Strategies Global Macro Fund invests a significant amount (91.6% as of December 31, 2013) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

(g) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

In conjunction with the use of written options contracts, futures contracts or short sales, the Funds may be required to maintain collateral in various forms.  At December 31, 2013, such collateral is denoted in the Funds’ Statement of Assets and Liabilities.  Also in conjunction with the use of written options contracts, futures contracts or short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty.  At December 31, 2013, these segregated margin deposit accounts are denoted in each Fund’s Statement of Assets and Liabilities.

The Commodity Strategies Global Macro and Merger Arbitrage Funds incurred offering costs of approximately $50,196 and $32,115, respectively, which are being amortized over a one-year period from October 31, 2013 (commencement of operations).

(h) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during  the period October 31, 2013 (commencement of operations) through December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with SilverPepper LLC (the “Advisor”).  Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.50% of each Funds’ respective average daily net assets.  The Advisor has engaged Galtere Ltd. and Galtera N.A., Inc. (together, “Galtere,” the “Galtere Sub-Advisor”) to manage the Commodity Strategies Global Macro Fund and pays the Galtere Sub‐Advisor from its advisory fees.  The Advisor has engaged Glenfinnen Capital, LLC (“Glenfinnen Sub-Advisor”) to manage the Merger Arbitrage Fund and pays the Glenfinnen Sub‐Advisor from its advisory fees. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (including Subsidiary expenses (except as noted below), but excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) to 2.24% and 1.99% of the average daily net assets of the Commodity Strategies Global Macro Fund’s Advisor Class and Institutional Class shares, respectively. The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) to 2.24% and 1.99% of the average daily net assets of the Merger Arbitrage Fund’s Advisor Class and Institutional Class shares, respectively.  These agreements are effective until October 31, 2014, and may be terminated by the Trust's Board of Trustees.

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a management fee at the annual rate of 1.50% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Commodity Strategies Global Macro Fund invests in the Subsidiary, to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary management fee in the amount of $190 incurred and waived for the period October 31, 2013 (commencement of operations) through December 31, 2013 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.

For the period October 31, 2013 (commencement of operations) through December 31, 2013, the Advisor waived its advisory fees and absorbed other expenses totaling $47,800 and $38,603 for Commodity Strategies Global Macro Fund and Merger Arbitrage Fund, respectively. The Advisor may recover from each Funds’ fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Funds for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At December 31, 2013, the amount of these potentially recoverable expenses was $47,800 and $38,603 for Commodity Strategies Global Macro Fund and Merger Arbitrage Fund, respectively.  The Advisor may recapture all or a portion of this amount no later than June 30, 2017.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the period October 31, 2013 (commencement of operations) through December 31, 2013, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the period October 31, 2013 (commencement of operations) through December 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$3,472,240	$3,368,416

Gross unrealized appreciation	$-	$49,191
Gross unrealized depreciation	-	(590)
Net unrealized appreciation on investments	$-	$48,601

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

For U.S. federal income tax purposes, the Subsidiary will be treated as a corporation.  If the Subsidiary were treated as engaged in the conduct of a trade or business in the United States, the Subsidiary would be subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of such trade or business (“effectively connected income”).  In addition, the Subsidiary would be subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount,” as defined in Section 884 of the Code, attributable to effectively connected income.  The Commodity Strategies Global Macro Fund expects that, in general, the activities of the Subsidiary will be conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business.  In this regard, Section 864(b) of the Code provides that trading in commodities for one’s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. Similarly, proposed regulations provide that trading in commodity swaps generally does not constitute the conduct of a U.S. trade or business.  There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income.  The imposition of U.S. federal income tax on the Subsidiary’s effectively connected income could significantly reduce the Fund’s returns.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the period October 31, 2013 (commencement of operations) through December 31, 2013, the Commodity Strategies Global Macro Fund and the Merger Arbitrage Fund received $0 and $0 in redemption fees, respectively.

Note 6 – Investment Transactions
The Commodity Strategies Global Macro Fund’s primary strategy consists of investing in both long and short positions in an array of asset classes and investment instruments located anywhere in the world.  The Fund did not have any purchases or sales of investments with maturities of one year or more during the period October 31, 2013 (commencement of operations) through December 31, 2013.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

The Merger Arbitrage Fund’s primary strategy consists of buying the publicly-traded common stock or preferred stock of a company that is involved in a significant corporate event, such as a merger or acquisition.  For the period October 31, 2013 (commencement of operations) through December 31, 2013, purchases and sales of investments, excluding short-term investments, were $7,190,133 and $4,803,374, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of the Advisor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period October 31, 2013 (commencement of operations) through December 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2013, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2**		Level 3**		Total
Assets
Investments
Purchased Options Contracts	$990		$-		$-	$990
Short-Term Investments	3,472,240		-		-	3,472,240
Total Investments	$3,473,230	$		$		$3,473,230
Other Financial Instruments*
Futures Contracts	$7,304		$-		$-	$7,304
Total Assets	$3,480,534		$-		$-	$3,480,534

Liabilities
Other Financial Instruments*
Futures Contracts	$5,473		$-		$-	$5,473

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks1	$2,441,064	$-	$-	$2,441,064
Short-Term Investments	975,953	-	-	975,953
Total Assets	$3,417,017	$-	$-	$3,417,017

Liabilities
Securities Sold Short
Common Stocks1	$184,845	$-	$-	$184,845

**	The Funds did not hold any Level 2 or Level 3 securities at period end.

1	All common stocks held in the Merger Arbitrage Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Commodity Strategies Global Macro Fund invested in options contracts and futures contracts during the period October 31, 2013 (commencement of operations) through December 31, 2013.  The Merger Arbitrage Fund did not invest in any derivatives during the period October 31, 2013 (commencement of operations) through December 31, 2013.

The effects of these derivative instruments on the Commodity Strategies Global Macro Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments held by the Commodity Strategies Global Macro Fund as of December 31, 2013 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Commodity contracts	Purchased options contracts, at value	$990		$-
Total		$990		$-

The effects of the Commodity Strategies Global Macro Fund’s derivative instruments on the Statement of Operations for the period October 31, 2013 (commencement of operations) through December 31, 2013 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Futures Contracts	Total
Commodity contracts	$(4,279)	$1,493	$10,896	$8,110
Equity contracts	-	-	(611)	(611)
Foreign exchange contracts	-	-	10,065	10,065
Total	$(4,279)	$1,493	$20,350	$17,564

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Futures Contracts	Total
Commodity contracts	$(533)	$3,163	$2,630
Equity contracts	-	(1,403)	(1,403)
Foreign exchange contracts	-	71	71
Total	$(533)	$1,831	$1,298

SilverPepper Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - Continued
December 31, 2013 (Unaudited)

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

SilverPepper Commodity Strategies Global Macro Fund and SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At in-person meetings held on June 19-20, 2013, and August 6, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for initial two-year terms 1) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and SilverPepper LLC (the “Investment Advisor”) with respect to the SilverPepper Merger Arbitrage Fund (the “Merger Arbitrage Fund”) and the SilverPepper Commodity Strategies Global Macro Fund (the “Commodities Fund”) series of the Trust (each a “Fund”); 2) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) between the Investment Advisor and each of (i) Glenfinnen Capital, LLC (“Glenfinnen”) with respect to the Merger Arbitrage Fund and (ii) Galtera N.A., Inc. and Galtere Ltd. (together “Galtere”) with respect to the Commodities Fund (collectively the “Sub-Advisors”); and 3) the investment advisory agreement between the Investment Advisor and a wholly-owned subsidiary of the  Commodities Fund organized in the Cayman Islands (the “Subsidiary”) and the sub-advisory agreement between the Investment Advisory and Galtere with respect to the Subsidiary (together the “Subsidiary Agreements”).  The Advisory Agreement, the Sub-Advisory Agreements and the Subsidiary Agreements are collectively referred to below as the “Fund Advisory Agreements.”  In approving each Fund Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Fund Advisory Agreement is in the best interests of the relevant Fund and its shareholders.

Advisory and Sub-Advisory Agreements

Background
In advance of the June meeting, the Board received information about each Fund, the Advisory Agreement, and the Sub-Advisory Agreements from the Investment Advisor, the Sub-Advisors and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s and Sub-Advisors’ organizations and financial condition; information regarding the background and experience of relevant personnel who would be providing services to each Fund and their compensation structure; information regarding the performance of a private limited partnership managed by each Sub-Advisor using the same strategy it would use to manage the relevant Fund; reports comparing the proposed advisory fee and the estimated total expenses of each Fund compared to those of a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant category (each a “Performance Universe”), and (for the Commodities Fund only) a report comparing the proposed advisory fee and estimated total expenses to a group of comparable funds selected by the Investment Advisor (the “Advisor Peer Group”);  and information about the Investment Advisor’s and Sub-Advisors’ policies and procedures, including their codes of ethics and compliance manuals.  The Board also considered information provided at an in-person presentation by representatives of the Investment Advisor at a prior meeting.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Fund Advisory Agreements. Before voting on the Fund Advisory Agreements, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor or the Sub-Advisors were present.

In approving the Advisory Agreement and the Sub-Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board reviewed materials and various matters concerning the Investment Advisor, the Sub-Advisors and each Fund.

SilverPepper Commodity Strategies Global Macro Fund and SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

SilverPepper LLC

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for each proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to each Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of each Fund.  The Board noted that the Investment Advisor is a newly organized firm and discussed the past experience of its president, Patrick Reinkemeyer.

The Board also considered the Investment Advisor’s role as each Fund’s investment advisor, noting that the Investment Advisor would provide overall supervision of the general investment management and investment operations of the Fund and oversee the Fund’s Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, and monitoring the Fund’s compliance with its investment policies.  In addition the Board considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage each Fund.

Advisory Fee and Expense Ratio
With respect to the advisory fee and total expenses proposed to be paid by the Funds, the Board noted that the meeting materials indicated as follows:

•
The investment advisory fee proposed to be paid by the Merger Arbitrage Fund (gross of fee waivers) was higher than the median advisory fee of the funds in the Peer Group and the Market Neutral Expense Universe by 25 basis points in each case.  The estimated total annual expenses for the Merger Arbitrage Fund (net of fee waivers) were higher than the median expenses of the funds in the Peer Group and the Expense Universe (by 62 basis and 53 basis points, respectively).  The Board noted, however, that the estimated asset size of the Merger Arbitrage Fund in its first year was smaller than the average asset size of funds in the Fund’s Peer Group.

•
The investment advisory fee proposed to be paid by the Commodities Fund (gross of fee waivers) was higher than the median advisory fee of the funds in the Peer Group and Multialternative Expense Universe by 45 basis points in each case.  The estimated total annual expenses for the Commodities Fund (net of fee waivers) were higher than the median expenses of the funds in the Peer Group and the Expense Universe (by 74 basis points and 61 basis points, respectively).  In considering the Commodities Fund’s estimated total expenses, the Board noted that the estimated asset size of the Commodities Fund in its first year was smaller than the average asset size of funds in the Fund’s Peer Group and Expense Universe. The Board also considered fee information regarding the Advisor Peer Group, which was comprised of the funds that the Investment Advisor believes most similarly reflect the active commodity investing and/or global macro focus investment strategy of the Fund, including the Fund, and observed that the Fund’s proposed advisory fee (gross of fee waivers) and total expenses (net of fee waivers) were the same as the median fees and expenses of such funds.

In considering the Funds’ proposed advisory fees, the Board noted that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to each Fund for the first year of each Fund’s operations.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each Fund.

SilverPepper Commodity Strategies Global Macro Fund and SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor’s estimated profitability of its relationship with each Fund in its first year of operations, noting that the Investment Advisor anticipated waiving a portion of its advisory fee with respect to each Fund during that year and did not anticipate that it would realize a profit with respect to either Fund.  The Board also noted the potential benefits received by the Investment Advisor as a result of its relationship with the Funds would include not only the advisory fees paid to the Investment Advisor but also any favorable publicity arising in connection with each Fund’s performance.  The Board noted that during each Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Glenfinnen Capital, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of a private limited partnership managed by Glenfinnen using the same strategy it would use to manage the Merger Arbitrage Fund (the “Private Fund”).  The Board noted that the investment returns of the Private Fund (net of fees and expenses) exceeded the total return of the HFRI ED-Merger Arbitrage Index for the two-year, three-year, four-year and five-year periods ended December 31, 2012, although they were 66 basis points less than the total return of the Index for the one-year period.  The Board also noted that the net investment returns of the partnership exceeded the total return of the S&P 500 Index for the five-year period, but were less than the return of the Index for each of the other periods measured (by 1,533 basis points or less).  The Board also considered the overall quality of services to be provided by Glenfinnen to the Merger Arbitrage Fund.  In doing so, the Board considered Glenfinnen’s specific responsibilities with respect to management of the Merger Arbitrage Fund, including the Merger Arbitrage Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel to be involved in the activities of the Merger Arbitrage Fund.  The Board also considered the overall quality of Glenfinnen’s organization and operations and Glenfinnen’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that Glenfinnen would have the capabilities, resources and personnel necessary to manage the Merger Arbitrage Fund.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee proposed to be charged by Glenfinnen with respect to the Merger Arbitrage Fund and noted that although the Private Fund pays Glenfinnen no asset-based management fee, it pays a significant incentive fee.  The Board also noted that the Investment Advisor pays Glenfinnen’s sub-advisory fees out of the Investment Advisor’s advisory fee.  The Board also considered the benefits anticipated to be received by Glenfinnen as a result of its relationship with the Merger Arbitrage Fund, including sub-advisory fees paid to Glenfinnen, research provided by broker-dealers providing execution services to the Fund and the intangible benefits of any favorable publicity arising in connection with the Merger Arbitrage Fund’s performance.  They also noted that although there were no sub-advisory fee breakpoints, the asset levels of the Merger Arbitrage Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Merger Arbitrage Fund’s assets grow.  The Board and the Independent Trustees concluded that the proposed compensation payable Glenfinnen under the Sub-Advisory Agreement was fair and reasonable in light of the services proposed to be provided by Glenfinnen to the Merger Arbitrage Fund.

SilverPepper Commodity Strategies Global Macro Fund and SilverPepper Merger Arbitrage Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Galtera N.A., Inc. and Galtere Ltd.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of a private limited partnership managed by Galtere using the same strategy it would use to manage the Commodities Fund.  The Board noted that the investment returns of the partnership net of fees and expenses exceeded the total return of the Dow Jones-UBS Commodity Index for the one-year, five-year, ten-year and since inception periods ended December 31, 2012, and exceeded those of the HRFI Macro (Total) Index for the one-year and since-inception periods.  The Board also considered the overall quality of services to be provided by Galtere to the Commodities Fund.  In doing so, the Board considered Galtere’s specific responsibilities with respect to management of the Commodities Fund, including the Commodities Fund’s day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel to be involved in the activities of the Commodities Fund.  The Board also considered the overall quality of Galtere’s organization and operations and Galtere’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that Galtere would have the capabilities, resources and personnel necessary to manage the Commodities Fund.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee proposed to be charged by Galtere with respect to the Commodities Fund, and noted that the sub-advisory fee paid to Galtere with respect to the Commodities Fund was significantly less than Galtere’s standard fee schedule for separate account clients.  The Board also noted that the Investment Advisor pays Galtere’s sub-advisory fees out of the Investment Advisor’s advisory fee.  The Board also considered the benefits anticipated to be received by Galtere as a result of its relationship with the Commodities Fund, including sub-advisory fees paid to Galtere, any research provided by broker-dealers or futures commission merchants executing transactions on behalf of the Commodities Fund, and the intangible benefits of any favorable publicity arising in connection with the Commodities Fund’s performance.  They also noted that although there were no sub-advisory fee breakpoints, the asset levels of the Commodities Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Commodities Fund’s assets grow.  The Board and the Independent Trustees concluded that the proposed compensation payable Galtere under the Sub-Advisory Agreement was fair and reasonable in light of the services proposed to be provided by Galtere to the Commodities Fund.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the relevant Funds and their shareholders and, accordingly, approved the Advisory Agreement and each Sub-Advisory Agreement.

Subsidiary Agreements

At the August meeting, the Board considered the Subsidiary Agreements, which the Board noted were similar to the Advisory Agreement and the Sub-Advisory Agreement previously approved by the Board with respect to the Commodities Fund.  The Board considered that the proposed advisory and sub-advisory fees were the same as those of the Commodities Fund, and that the Board was also being asked to approve a fee waiver agreement pursuant to which the Investment Advisor would waive the Commodities Fund’s advisory fees in amounts equal to the advisory fees paid to Investment Advisor by the Subsidiary.  After discussion, the Board and the Independent Trustees concluded that approval of the Subsidiary Agreements is in the best interests of the Commodities Fund and its shareholders and, accordingly, approved each Subsidiary Agreement.

SilverPepper Funds
EXPENSE EXAMPLE
For the Period October 31, 2013* through December 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; shareholder servicing fees (Advisor Class shares only) and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/31/13 (commencement of operations) to 12/31/13.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from 7/1/13 to 12/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

SilverPepper Commodity Strategies Global Macro Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	10/31/13*	12/31/13	10/31/13* – 12/31/13
Advisor Class	$1,000.00	$1,002.00	$3.81
Institutional Class	1,000.00	1,002.00	3.38
Hypothetical (5% annual return before expenses)^	7/1/13	12/31/13	7/1/13 – 12/31/13
Advisor Class	$1,000.00	$1,013.92	$11.36
Institutional Class	1,000.00	1,015.18	10.10

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 1.99% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 62/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 2.24% and 1.99% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

SilverPepper Funds
EXPENSE EXAMPLE
For the Period October 31, 2013* through December 31, 2013 (Unaudited)

SilverPepper Merger Arbitrage Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	10/31/13*	12/31/13	10/31/13* – 12/31/13
Advisor Class	$1,000.00	$1,010.00	$4.43
Institutional Class	1,000.00	1,011.00	4.00
Hypothetical (5% annual return before expenses)^	7/1/13	12/31/13	7/1/13 – 12/31/13
Advisor Class	$ 1,000.00	$1,012.13	$13.15
Institutional Class	1,000.00	1,013.41	11.87

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 2.59% and 2.34% for the Advisor Class and the Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 62/365 (to reflect the since inception period). The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratios of 2.59% and 2.34% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

SilverPepper Commodity Strategies Global Macro Fund
SilverPepper Merger Arbitrage Fund
Each a series of the Investment Managers Series Trust

Investment Advisor
SilverPepper LLC
570 Oakwood Avenue
Lake Forest, Illinois 60045

Sub-Advisor to the Commodity Strategies Global Macro Fund
Galtere Ltd.
Galtera N.A., Inc.
597 Fifth Avenue, 12th Floor
New York, New York 10017

Sub-Advisor to the Merger Arbitrage Fund
Glenfinnen Capital, LLC
9602 Coldwater Road, Suite 100
Fort Wayne, Indiana 46825

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, Wisconsin  53233

Distributor
IMST Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
SilverPepper Commodity Strategies Global Macro Fund - Advisor Class	SPCAX	46141P 768
SilverPepper Commodity Strategies Global Macro Fund - Institutional Class	SPCIX	46141P 750
SilverPepper Merger Arbitrage Fund - Advisor Class	SPABX	46141P 743
SilverPepper Merger Arbitrage Fund - Institutional Class	SPAIX	46141P 735

Privacy Principles of the SilverPepper Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to its shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the SilverPepper Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 554-5540, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 554-5540 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Funds at (855) 554-5540. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

SilverPepper Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (855) 554-5540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	3/10/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	3/10/14